April 29, 2025	Renee E. Laws T + 617 235-4975 Renee.Laws@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Brighthouse Funds Trust II (the “Trust”) (File Nos. 002-80751; 811-03618)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify on behalf of the Trust that each form of Prospectus and the form of Statement of Additional Information that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 98 to the Trust’s Registration Statement on Form N-1A (“Amendment No. 98”), as filed electronically with the Securities and Exchange Commission on April 25, 2025. Amendment No. 98 became effective on April 28, 2025.

Any questions with respect to this filing may be directed to the undersigned at (617) 235-4975.

Very truly yours,

/s/ Renee E. Laws

Renee E. Laws

cc:

Thomas Watterson, Esq.

Logan Dalton, Esq.

Brian D. McCabe, Esq.

Jeremy C. Smith, Esq.